Document And Entity Information (USD $)	3 Months Ended
	Dec. 31, 2010	Feb. 15, 2011	Jun. 30, 2010
Entity Registrant Name	ALEXANDER & BALDWIN INC
Entity Central Index Key	0000003453
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,201,686,640
Entity Common Stock, Shares Outstanding		41,553,779
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2010